Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

Collection Period Start	1-Aug-19	Distribution Date	16-Sep-19
Collection Period End	31-Aug-19	30/360 Days	30
Beg. of Interest Period	15-Aug-19	Actual/360 Days	32
End of Interest Period	16-Sep-19

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,027,540.24	1,402,790,823.41	1,375,044,422.83	0.9130274
Total Securities		1,506,027,540.24	1,402,790,823.41	1,375,044,422.83	0.9130274
Class A-1 Notes	2.598810%	175,000,000.00	71,763,283.17	44,016,882.59	0.2515250
Class A-2a Notes	2.710000%	530,000,000.00	530,000,000.00	530,000,000.00	1.0000000
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	2.760000%	437,000,000.00	437,000,000.00	437,000,000.00	1.0000000
Class A-4 Notes	2.780000%	108,000,000.00	108,000,000.00	108,000,000.00	1.0000000
Certificates	0.000000%	256,027,540.24	256,027,540.24	256,027,540.24	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	27,746,400.58	165,777.01	158.5508605	0.9472972
Class A-2a Notes	0.00	1,196,916.67	0.0000000	2.2583333
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	1,005,100.00	0.0000000	2.3000000
Class A-4 Notes	0.00	250,200.00	0.0000000	2.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	27,746,400.58	2,617,993.68

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					18,602,873.41
Monthly Interest					8,563,857.35

Total Monthly Payments					27,166,730.76
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					721,109.62
Aggregate Sales Proceeds Advance					807,704.14

Total Advances					1,528,813.76
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					8,878,747.97
Excess Wear and Tear and Excess Mileage					10,219.79
Remaining Payoffs					0.00
Net Insurance Proceeds					1,621,447.69
Residual Value Surplus					90,865.91

Total Collections					39,296,825.88

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		2,025,522.00			119
Involuntary Repossession		132,382.00			9
Voluntary Repossession		460,927.00			28
Full Termination		—			—
Bankruptcty		19,414.00			1
Insurance Payoff			1,587,530.31		85
Customer Payoff				31,278.42	1
Grounding Dealer Payoff				4,313,814.95	187
Dealer Purchase				1,547,952.86	57

Total		2,638,245.00	1,587,530.31	5,893,046.23	487

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	72,961	1,770,973,652.16	7.00000%	1,402,790,823.41
Total Depreciation Received		(24,057,339.33)		(18,962,952.50)
Principal Amount of Gross Losses	(128)	(2,866,063.49)		(2,350,062.68)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(65)	(1,426,520.06)		(1,143,613.47)
Scheduled Terminations	(277)	(6,570,142.45)		(5,289,771.93)

Pool Balance - End of Period	72,491	1,736,053,586.83		1,375,044,422.83
Remaining Pool Balance
Lease Payment				497,082,579.48
Residual Value				877,961,843.35

Total				1,375,044,422.83

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	39,296,825.88
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	39,296,825.88
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	597,029.95
3. Reimbursement of Sales Proceeds Advance	1,074,148.88
4. Servicing Fee:
Servicing Fee Due	1,168,992.35
Servicing Fee Paid	1,168,992.35
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	2,840,171.18
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	165,777.01
Class A-1 Notes Monthly Interest Paid	165,777.01
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	1,196,916.67
Class A-2a Notes Monthly Interest Paid	1,196,916.67
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,005,100.00
Class A-3 Notes Monthly Interest Paid	1,005,100.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	250,200.00
Class A-4 Notes Monthly Interest Paid	250,200.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	2,617,993.68
Total Note and Certificate Monthly Interest Paid	2,617,993.68
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	33,838,661.02
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	27,746,400.58
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	27,746,400.58
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,092,260.44

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,137.70
Required Reserve Account Amount			7,530,137.70
Beginning Reserve Account Balance			7,530,137.70
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,137.70
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,092,260.44
Gross Reserve Account Balance			13,622,398.14
Remaining Available Collections Released to Seller			6,092,260.44
Total Ending Reserve Account Balance			7,530,137.70

V. POOL STATISTICS

Weighted Average Remaining Maturity			19.98
Monthly Prepayment Speed			60%
Lifetime Prepayment Speed			53%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,246,918.12
Securitization Value of Defaulted Receivables and Casualty Receivables		2,350,062.68	128
Aggregate Defaulted and Casualty Gain (Loss)		(103,144.56)
Pool Balance at Beginning of Collection Period		1,402,790,823.41
Net Loss Ratio
Current Collection Period		-0.0074%
Preceding Collection Period		-0.0150%
Second Preceding Collection Period		0.0094%
Third Preceding Collection Period		-0.0015%
Cumulative Net Losses for all Periods		0.0162%	243,634.02

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.42%	5,850,832.35	295
61-90 Days Delinquent	0.15%	2,170,978.52	109
91-120 Days Delinquent	0.03%	415,956.57	21
More than 120 Days	0.00%	54,199.05	2

Total Delinquent Receivables:	0.60%	8,491,966.49	427

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.19%	0.18%
Preceding Collection Period		0.11%	0.11%
Second Preceding Collection Period		0.09%	0.09%
Third Preceding Collection Period		0.05%	0.05%
60 Day Delinquent Receivables		2,805,194.43
Delinquency Percentage		0.20%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		2,025,522.00	119
Securitization Value		2,109,771.49	119

Aggregate Residual Value Surplus (Loss)		(84,249.49)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		6,202,760.17	363
Cumulative Securitization Value		6,585,228.94	363

Cumulative Residual Value Surplus (Loss)		(382,468.77)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			1,562,337.21
Reimbursement of Outstanding Advance			1,074,148.88
Additional Advances for current period			807,704.14

Ending Balance of Residual Advance			1,295,892.47

Beginning Balance of Payment Advance			1,823,847.77
Reimbursement of Outstanding Payment Advance			597,029.95
Additional Payment Advances for current period			721,109.62

Ending Balance of Payment Advance			1,947,927.44

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO